United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 07/31/15

Item 1. Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—95.4%
		Consumer Discretionary—11.2%
93,000	[1]	Amazon.com, Inc.	$49,861,950
1,000,000	[2]	Bloomin Brands, Inc.	23,290,000
568,352	[1,2]	Cnova NV	2,870,178
144,251	[2]	Cracker Barrel Old Country Store, Inc.	21,910,284
1,000,000		D. R. Horton, Inc.	29,690,000
959,832	[1,2]	Dave & Buster's Entertainment, Inc.	37,241,482
162,000	[1]	Dollar General Corp.	13,019,940
1,100,000		Hanesbrands, Inc.	34,133,000
150,000	[2]	Harman International Industries, Inc.	16,149,000
1,955,000		Hilton Worldwide Holdings, Inc.	52,491,750
2,540,000	[1]	La Quinta Holdings, Inc.	53,898,800
343,441	[1]	Metaldyne Performance Group, Inc.	6,436,084
245,633	[1]	Mohawk Industries, Inc.	49,517,156
756,700		Moncler S.p.A	15,356,905
27,091,412		NagaCorp Limited	22,051,140
980,000	[1]	One Group Hospitality, Inc./The	4,008,200
17,400	[1]	Priceline.com, Inc.	21,638,118
20,275,000		Samsonite International SA	66,146,325
1,560,000		Starbucks Corp.	90,370,800
140,000	[2]	Tractor Supply Co.	12,952,800
177,400		Whirlpool Corp.	31,529,302
1,032,790	[1]	Yoox SpA	34,869,042
		TOTAL	689,432,256
		Consumer Staples—2.3%
930,000	[1]	Blue Buffalo Pet Products, Inc.	25,984,200
196,154		CVS Health Corp.	22,061,440
660,000	[1,2]	Hain Celestial Group, Inc.	44,866,800
1,900,000	[1,2]	Sprouts Farmers Market, Inc.	46,588,000
		TOTAL	139,500,440
		Energy—0.4%
400,000	[1,2]	Cheniere Energy, Inc.	27,588,000
		Financials—9.2%
3,200,000	[2]	American International Group, Inc.	205,184,000
238,600		BlackRock, Inc.	80,245,952
1,325,000	[1]	CBRE Group, Inc.	50,310,250
500,000	[2]	Crown Castle International Corp.	40,955,000
3,100,000	[2]	EverBank Financial Corp.	61,814,000
1	[1,3,4]	FA Private Equity Fund IV LP	706,295
330,000	[1]	Housing Development Finance Corp. Ltd.	6,877,819
1	[1,3,4]	Infrastructure Fund	0
350,000		JPMorgan Chase & Co.	23,985,500
143,861	[2]	National Storage Affiliates Trust	1,701,876
1	[1,3,4]	Peachtree Leadscope LLC	0
575,000	[2]	Ryman Hospitality Properties	32,878,500
1

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,000,000		Wells Fargo & Co.	$57,870,000
		TOTAL	562,529,192
		Health Care—37.6%
585,100	[1]	Acadia Pharmaceuticals, Inc.	28,558,731
137,500	[1,2]	Agios Pharmaceuticals, Inc.	15,149,750
1,925,204	[1,2]	Alkermes, Inc.	134,802,784
180,000	[1,2]	Allergan PLC	59,607,000
1,100,000	[1]	Amphastar Pharmaceuticals, Inc.	17,886,000
235,000	[1,2]	Amsurg Corp.	16,858,900
1	[3,4]	Apollo Investment Fund V	394,831
4,600,000	[1,2]	Arena Pharmaceuticals, Inc.	18,584,000
140,000	[1,2]	aTyr Pharma, Inc.	2,625,000
2,000,000	[1,2]	BioDelivery Sciences International, Inc.	16,300,000
274,100	[1]	Biogen, Inc.	87,377,598
3,000,000	[1,2,5]	Catalyst Pharmaceutical Partners, Inc.	14,820,000
127,755	[1]	Cerner Corp.	9,162,589
237,000	[1,2]	Coherus Biosciences, Inc.	8,313,960
12,439,968	[1,5]	Corcept Therapeutics, Inc.	62,697,439
1	[3,4]	Denovo Ventures I LP	172,349
1,983,935	[1]	Dexcom, Inc.	167,940,098
126,065	[1]	Dexcom, Inc.	10,671,402
785,600	[1]	Diplomat Pharmacy, Inc.	36,279,008
9,000,000	[1,5]	Dyax Corp.	221,490,000
1,816,759	[1,5]	Dynavax Technologies Corp.	53,430,882
1,540,000	[1,2,5]	Egalet Corp.	17,848,600
2,100,000	[1,2,5]	ExamWorks Group, Inc.	73,668,000
770,100	[1,2]	GW Pharmaceuticals PLC, ADR	88,184,151
1,000,000	[1,5]	Galapagos NV	60,029,408
956,807	[1,5]	Galapagos NV, ADR	58,030,344
100,000	[1]	Genfit	4,005,813
725,000		Gilead Sciences, Inc.	85,448,500
900,000	[1,2]	HealthEquity, Inc.	30,294,000
400,000	[1,2]	IDEXX Laboratories, Inc.	29,092,000
700,000	[1,2]	Illumina, Inc.	153,510,000
882,485	[1,2]	Inovalon Holdings, Inc.	21,320,838
569,495	[1,2]	Intersect ENT, Inc.	16,896,917
1	[3,4]	Latin Healthcare Fund	458,699
675,000	[1,2]	MacroGenics, Inc.	25,380,000
436,000	[2]	Medtronic PLC	34,178,040
2,120,000	[1,3,5]	Minerva Neurosciences, Inc.	12,084,000
3,500,000	[1,2]	Nektar Therapeutics	44,135,000
800,000	[1]	Neovasc, Inc.	4,720,000
1,082,600	[1,2,5]	Ocular Therapeutix, Inc.	24,997,234
902,467	[1,2,5]	Otonomy, Inc.	23,256,575
409,890	[1,5]	Otonomy, Inc.	10,562,865
392,000	[1]	Poxel SA	5,085,111
1,800,000	[1,2,5]	Premier, Inc.	64,368,000
11,301,600	[1,5]	Progenics Pharmaceuticals, Inc.	97,871,856
6,552,352	[1,5]	Protalix Biotherapeutics, Inc.	10,745,857
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
415,200	[1]	Quintiles Transnational Holdings, Inc.	$31,854,144
450,000	[1,2]	Repligen Corp.	15,754,500
200,000	[1,2]	SAGE Therapeutics, Inc.	13,672,000
750,000	[1,5]	SCYNEXIS, Inc.	5,962,500
350,000		Shire Ltd.	31,099,607
124,400		Shire Ltd., ADR	33,191,164
959,018	[1,4,5]	Soteira, Inc.	0
250,000	[1,2]	Spark Therapeutics, Inc.	15,360,000
1,200,000	[1,5]	SteadyMed Ltd.	6,660,000
117,816	[1,3,4,5]	SteadyMed Ltd.	606,930
3,461,045	[1,2,5]	Threshold Pharmaceuticals, Inc., Class THL	14,951,714
328,600	[1,2]	Ultragenyx Pharmaceutical, Inc.	39,737,598
2,750,000	[1,2]	Veeva Systems, Inc.	74,030,000
807,900	[1,2]	Versartis, Inc.	14,622,990
1,739,000	[1,2,5]	Zogenix, Inc.	33,580,090
		TOTAL	2,310,377,366
		Industrials—7.7%
1,500,000	[2]	Air Lease Corp.	53,025,000
360,289	[1,2]	Caesar Stone SDOT Yam Ltd.	25,847,133
300,000		Danaher Corp.	27,468,000
700,000	[2]	Hexcel Corp.	36,323,000
785,000		KAR Auction Services, Inc.	30,560,050
626,470	[1,2]	Kirby Corp.	45,362,693
350,000	[1,2]	Middleby Corp.	42,945,000
456,850	[1]	Milacron Holdings Corp.	7,935,484
1,250,000	[1]	RPX Corp.	19,350,000
378,200		Safran SA	28,596,315
800,000		Seibu Holdings, Inc.	18,322,305
750,000	[1,2]	Spirit Airlines, Inc.	44,865,000
197,400	[1,2]	Teledyne Technologies, Inc.	20,464,458
400,000	[1]	Verisk Analytics, Inc.	31,244,000
400,000		Wabtec Corp.	40,476,000
		TOTAL	472,784,438
		Information Technology—19.9%
130,000	[1]	Adobe Systems, Inc.	10,658,700
570,000	[1]	Alibaba Group Holding Ltd., ADR	44,653,800
1,235,000	[2]	Amadeus IT Holding SA	53,800,941
560,000	[2]	Avago Technologies Ltd.	70,078,400
217,700	[1]	Baozun, Inc., ADR	1,809,087
1,340,000	[1,2,5]	ChannelAdvisor Corp.	13,520,600
346,300	[1]	Check Point Software Technologies Ltd.	27,970,651
325,000	[1,2]	CoStar Group, Inc.	65,419,250
631,400	[1,2]	Cvent, Inc.	16,997,288
600,000	[1,2]	Demandware, Inc.	45,336,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
1,466,475	[1,2]	Fitbit, Inc.	69,804,210
1,100,000	[1,2]	Fleetmatics Group PLC	52,657,000
450,000	[1]	GoDaddy, Inc.	12,798,000
475,000	[1,2]	GrubHub, Inc.	15,062,250
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
343,000	[1,2]	LendingClub Corp.	$4,976,930
82,400	[1]	LinkedIn Corp.	16,748,624
1,539,700	[1]	Microsemi Corp.	50,717,718
570,000	[1,2]	Mobileye NV	34,257,000
1,200,000	[1,2]	NIC, Inc.	21,648,000
1,050,000	[1]	NXP Semiconductors NV	101,839,500
475,000	[1,2]	NetSuite, Inc.	46,949,000
1	[1,3,4]	Peachtree Open Networks	0
410,000	[1]	Qorvo, Inc.	23,759,500
1,423,600	[1,2]	RADWARE Ltd.	27,105,344
500,000	[1]	Salesforce.com, Inc.	36,650,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
825,000	[1,2]	ServiceNow, Inc.	66,412,500
2,975,000	[1,2,5]	Textura Corp.	86,275,000
675,000	[1,2]	Tyler Technologies, Inc.	94,189,500
1,100,000	[1,2]	Vantiv, Inc.	48,400,000
665,000	[1,2]	Workday, Inc.	56,079,450
110,000	[1,2]	Zillow Group, Inc.	8,965,000
		TOTAL	1,225,539,243
		Materials—6.3%
707,000		Eagle Materials, Inc.	54,537,980
578,900	[2]	LyondellBasell Investment LLC	54,318,187
872,000		Martin Marietta Materials	136,747,040
330,000	[2]	Sherwin-Williams Co.	91,660,800
800,000	[2]	Westlake Chemical Corp.	49,976,000
		TOTAL	387,240,007
		Telecommunication Services—0.4%
838,700	[1]	Zayo Group Holdings, Inc.	22,393,290
		Utilities—0.4%
1,675,000	[1,2,5]	8point3 Energy Partners LP	26,666,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,651,368,678)	5,864,050,232
		WARRANTS—0.3%
		Health Care—0.3%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	35,954
2,907,735	[1,3,4]	BioNano Genomics, Inc., 3/31/2016	1,163
2,120,000	[1,5]	Minerva Neurosciences, Inc., 3/18/2017	3,109,828
7,425,000	[1,5]	Zogenix, Inc., 7/27/2017	11,817,630
		TOTAL WARRANTS (IDENTIFIED COST $315,770)	14,964,575
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
185,997	[1,3,4]	aTyr Pharma, Inc., Pfd., Series E	2,953,516
6,978,566	[1,3,4]	BioNano Genomics, Inc., Pfd., Series C	3,920,000
		TOTAL	6,873,516
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,815,001)	6,873,516
4

Principal Amount or Shares			Value
		CORPORATE BOND—0.1%
		Health Care—0.1%
$4,600,000	[3,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $4,600,000)	$3,514,888
		INVESTMENT COMPANIES—22.9%
1,114,861,021	[5,8]	Federated Money Market Management, Institutional Shares, 0.14%[7]	1,114,861,021
294,277,397	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[7]	294,277,397
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	1,409,138,418
		TOTAL INVESTMENTS—118.8% (IDENTIFIED COST $5,082,237,867)[9]	7,298,541,629
		OTHER ASSETS AND LIABILITIES - NET—(18.8)%[10]	(1,154,244,493)
		TOTAL NET ASSETS—100%	$6,144,297,136
At July 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
8/3/2015	BNY Mellon	500,793,940 JPY	$4,049,847	$9,068
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $2,577. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$1,090,602,200	$1,114,861,021
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $24,812,671, which represented 0.4% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated companies and holdings.
5

Transactions involving affiliated companies during the period ended July 31, 2015, were as follows:
Affiliates	Balance of Shares or Par Value Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares or Par Value Held 7/31/2015	Value	Dividend Income
8point3 Energy Partners LP	—	1,675,000	—	1,675,000	$26,666,000	$—
*BioDelivery Sciences International, Inc.	3,857,147	303,853	(2,161,000)	2,000,000	16,300,000	—
Catalyst Pharmaceutical Partners, Inc.	—	3,000,000	—	3,000,000	14,820,000	—
ChannelAdvisor Corp.	1,526,423	81,377	(267,800)	1,340,000	13,520,600	—
Corcept Therapeutics, Inc.	11,152,915	1,287,053	—	12,439,968	62,697,439	—
*Corcept Therapeutics, Inc., 3/29/2015	797,358	—	(797,358)	—	—	—
*Dexcom, Inc.	3,389,253	—	(1,405,318)	1,983,935	167,940,098	—
*Dexcom, Inc.	126,065	—	—	126,065	10,671,402	—
Dyax Corp.	12,850,000	—	(3,850,000)	9,000,000	221,490,000	—
DynavaxTechnologies Corp.	—	1,816,759	—	1,816,759	53,430,882	—
DynavaxTechnologies Corp.	11,744,600	—	(11,744,600)	—	—	—
*Dynavax TechnologiesCorp., 4/16/2015	2,750,000	—	(2,750,000)	—	—	—
Egalet Corp.	973,774	596,726	(30,500)	1,540,000	17,848,600	—
ExamWorks Group, Inc.	2,300,783	—	(200,783)	2,100,000	73,668,000	—
Galapagos NV	637,932	362,068	—	1,000,000	60,029,408	—
Galapagos NV, ADR	—	956,807	—	956,807	58,030,344	—
Minerva Neurosciences, Inc.	—	2,120,000	—	2,120,000	12,084,000	—
Minerva Neurosciences, Inc., 3/18/2017	—	2,120,000	—	2,120,000	3,109,828	—
Ocular Therapeutix, Inc.	—	1,082,600	—	1,082,600	24,997,234	—
Otonomy, Inc.	244,800	820,559	(162,892)	902,467	23,256,575	—
Otonomy, Inc.	409,891	—	(1)	409,890	10,562,865	—
Premier, Inc.	1,500,000	500,000	(200,000)	1,800,000	64,368,000	—
Progenics Pharmaceuticals, Inc.	10,604,711	696,889	—	11,301,600	97,871,856	—
Protalix Biotherapeutics, Inc.	8,014,125	344,600	(1,806,373)	6,552,352	10,745,857	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	4,600,000	—	—	4,600,000	3,514,888	155,250
*RPX, Corp.	2,650,000	—	(1,400,000)	1,250,000	19,350,000	—
SCYNEXIS, Inc.	—	750,000	—	750,000	5,962,500	—
Soteira, Inc.	959,018	—	—	959,018	0	—
SteadyMed Ltd.	—	1,200,000	—	1,200,000	6,660,000	—
SteadyMed Ltd.	—	117,816	—	117,816	606,930	—
Textura, Inc.	2,950,000	103,500	(78,500)	2,975,000	86,275,000	—
Threshold Pharmaceuticals, Inc., Class THL	3,480,798	—	(19,753)	3,461,045	14,951,714	—
Zogenix, Inc.	—	1,739,000	—	1,739,000	33,580,090	—
Zogenix, Inc.	20,720,476	—	(20,720,476)	—	—	—
Zogenix, Inc., 7/27/2014	7,425,000	—	—	7,425,000	11,817,630	—
TOTAL OF AFFILIATED COMPANIES	115,665,069	21,674,607	(47,595,354)	89,744,322	$1,226,827,740	$155,250
*	At July 31, 2015, the Fund no longer has ownership of at least 5% of the voting shares.
6

Transactions involving the affiliated holding during the period ended July 31, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	925,547,146	239,264,481	1,164,811,627
Purchases/Additions	2,890,435,195	1,570,999,207	4,461,434,402
Sales/Reductions	(2,701,121,320)	(1,515,986,291)	(4,217,107,611)
Balance of Shares Held 7/31/2015	1,114,861,021	294,277,397	1,409,138,418
Value	$1,114,861,021	$294,277,397	$1,409,138,418
Dividend Income	$701,624	$213,430	$915,054
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2015, these liquid restricted securities amounted to $3,514,888, which represented 0.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$394,831
aTyr Pharma, Inc., Pfd., Series E	3/31/2015	$2,014,999	$2,953,516
BioNano Genomics, Inc., 3/31/2016	11/12/2014	$2,908	$1,163
BioNano Genomics, Inc., Pfd., Series C	11/12/2014	$9,800,000	$3,920,000
Denovo Ventures I LP	3/9/2000	$2,308,972	$172,349
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$143,899	$706,295
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$458,699
Minerva Neurosciences, Inc.	3/13/2015	$10,197,200	$12,084,000
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$674,115	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
SteadyMed Ltd.	1/26/2015	$1,000,000	$606,930
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At July 31, 2015, the cost of investments for federal tax purposes was $5,082,237,867. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $2,216,303,762. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,342,712,766 and net unrealized depreciation from investments for those securities having an excess of cost over value of $126,409,004.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
7

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibly for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
8

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,881,278,458[1]	$—	$1,732,174	$4,883,010,632
International	634,191,939	346,240,731	606,930	981,039,600
Preferred Stocks
Domestic	—	—	6,873,516	6,873,516
Debt Securities:
Corporate Bond	—	3,514,888	—	3,514,888
Warrants	—	14,963,412	1,163	14,964,575
Investment Companies	1,409,138,418	—	—	1,409,138,418
TOTAL SECURITIES	$6,924,608,815	$364,719,031	$9,213,783	$7,298,541,629
OTHER FINANCIAL INSTRUMENTS[2]	$9,068	$—	$—	$9,068
1	Includes $9,720,541 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
JPY	—Japanese Yen
SA	—Support Agreement
9
Federated Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.6%
		Consumer Discretionary—18.0%
115,000	[1]	Amazon.com, Inc.	$61,657,250
3,014,412	[1,2]	Central European Media Enterprises Ltd., Class A	7,234,589
70,000	[1]	Chipotle Mexican Grill, Inc.	51,956,100
795,000		Delphi Automotive PLC	62,073,600
726,200	[1]	Dollar General Corp.	58,364,694
2,227,000		Hilton Worldwide Holdings, Inc.	59,794,950
20	[1,3]	New Cotai LLC/Capital	410,140
37,700	[1]	Priceline.com, Inc.	46,882,589
1,053,800		Starbucks Corp.	61,046,634
637,500		Tractor Supply Co.	58,981,500
502,800		Walt Disney Co.	60,336,000
169,000		Whirlpool Corp.	30,036,370
		TOTAL	558,774,416
		Consumer Staples—2.8%
490,000		CVS Health Corp.	55,110,300
1,304,700	[1,2]	Sprouts Farmers Market, Inc.	31,991,244
		TOTAL	87,101,544
		Financials—9.8%
950,000		American International Group, Inc.	60,914,000
180,000		BlackRock, Inc.	60,537,600
766,000		Crown Castle International Corp.	62,743,060
890,000		JPMorgan Chase & Co.	60,991,700
1,055,000		Wells Fargo & Co.	61,052,850
		TOTAL	306,239,210
		Health Care—27.1%
373,500	[1]	Alexion Pharmaceuticals, Inc.	73,743,840
198,000	[1]	Allergan PLC	65,567,700
200,000	[1]	Biogen, Inc.	63,756,000
933,200		Bristol-Myers Squibb Co.	61,255,248
760,820	[1]	Cerner Corp.	54,566,011
718,000	[1]	Dexcom, Inc.	60,778,700
541,500		Gilead Sciences, Inc.	63,821,190
473,392	[1]	IDEXX Laboratories, Inc.	34,429,800
265,000	[1]	Illumina, Inc.	58,114,500
625,000	[1]	Incyte Genomics, Inc.	65,175,000
740,000		Medtronic PLC	58,008,600
1,500,000	[1,4]	Premier, Inc.	53,640,000
713,400		Shire Ltd.	63,389,885
250,593	[1]	Valeant Pharmaceuticals International, Inc.	64,535,215
		TOTAL	840,781,689
		Industrials—7.6%
1,357,057	[1]	AerCap Holdings NV	63,564,550
930,300		Eaton Corp. PLC	56,357,574
1,069,500		Expeditors International Washington, Inc.	50,127,465
635,000		Ingersoll-Rand PLC, Class A	38,989,000
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
483,800	[1]	Osram Licht AG	$27,536,017
		TOTAL	236,574,606
		Information Technology—22.0%
472,200	[1,2]	Alibaba Group Holding Ltd., ADR	36,992,148
703,200	[2]	Amadeus IT Holding SA	30,633,864
468,000		Apple, Inc.	56,768,400
380,983		Avago Technologies Ltd.	47,676,212
605,300	[1]	Facebook, Inc.	56,904,253
84,500	[1]	Google, Inc.	55,558,750
532,500		Mastercard, Inc.	51,865,500
2,600,000	[1]	Micron Technology, Inc.	48,126,000
576,000	[1]	NXP Semiconductors NV	55,866,240
710,000	[1]	Salesforce.com, Inc.	52,043,000
880,200		TE Connectivity Ltd.	53,621,784
590,000	[1]	VMware, Inc., Class A	52,586,700
1,185,000	[1]	Vantiv, Inc.	52,140,000
425,000	[2]	Visa, Inc., Class A	32,019,500
		TOTAL	682,802,351
		Materials—6.5%
642,600		LyondellBasell Investment LLC	60,295,158
388,000	[2]	Martin Marietta Materials	60,846,160
293,000		Sherwin-Williams Co.	81,383,680
		TOTAL	202,524,998
		Telecommunication Services—1.8%
1,350,000	[1]	T-Mobile USA, Inc.	54,891,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,413,076,968)	2,969,689,814
		CORPORATE BOND—0.3%
		Consumer Discretionary—0.3%
$8,959,415		Central European Media Enterprises Ltd., 15.00%, 12/1/2017 (IDENTIFIED COST $8,004,976)	9,165,114
		WARRANT—0.1%
		Consumer Discretionary—0.1%
1,610,007	[1,2]	Central European Media Enterprises Ltd., Warrants, Expiration Date 5/2/18 (IDENTIFIED COST $3,231,012)	2,866,134
		INVESTMENT COMPANIES—8.7%
82,934,801	[4,6]	Federated Money Market Management, Institutional Shares, 0.14%[5]	82,934,801
186,177,727	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[5]	186,177,727
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	269,112,528
		TOTAL INVESTMENTS—104.7% (IDENTIFIED COST $2,693,425,484)[7]	3,250,833,590
		OTHER ASSETS AND LIABILITIES - NET—(4.7)%[8]	(144,774,694)
		TOTAL NET ASSETS—100%	$3,106,058,896
2

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$79,819,910	$82,934,801
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Affiliated company or holding.
Transactions involving affiliated companies during the period ended July 31, 2015, were as follows:
Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2015	Value	Dividend Income
*Central European Media Enterprises Ltd., Class A	3,879,474	1,620,526	(2,485,588)	3,014,412	$7,234,589	$—
*Central European Media Enterprises Ltd., 15.00%, 12/1/2017	3,433,900	5,525,515	—	8,959,415	$9,165,114	937,840
*Central European Media Enterprises Ltd., Warrants, Expiration Date 5/2/18	721,119	888,888	—	1,610,007	$2,866,134	—
Premier, Inc.	1,106,601	393,399	—	1,500,000	$53,640,000	—
TOTAL OF AFFILIATED COMPANIES	9,141,094	8,428,328	(2,485,588)	15,083,834	$72,905,837	$937,840
*	At July 31, 2015, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving affiliated holdings during the period ended July 31, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	159,883,073	48,793,317	208,676,390
Purchases/Additions	729,617,350	980,573,638	1,710,190,988
Sales/Reductions	(806,565,622)	(843,189,228)	(1,649,754,850)
Balance of Shares Held 7/31/2015	82,934,801	186,177,727	269,112,528
Value	$82,934,801	$186,177,727	$269,112,528
Dividend Income	$87,848	$87,166	$175,014
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At July 31, 2015, the cost of investments for federal tax purposes was $2,693,489,693. The net unrealized appreciation of investments for federal tax purposes was $557,343,897. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $584,824,613 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,480,716.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Trustees.
3

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securties or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments,or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,300,513,838	$—	$410,140	$2,300,923,978
International	547,206,070	121,559,766	—	668,765,836
Debt Security:
Corporate Bond	—	9,165,114	—	9,165,114
Warrant		2,866,134	—	2,866,134
Investment Companies	269,112,528	—	—	269,112,528
TOTAL SECURITIES	$3,116,832,436	$133,591,014	$410,140	$3,250,833,590
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5
Federated Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—90.2%
		Consumer Discretionary—16.5%
70,000	[1]	2U, Inc.	$2,246,300
108,600		AMC Entertainment Holdings, Inc.	3,502,350
206,800	[1]	Boot Barn Holdings, Inc.	6,534,880
1,264,094	[1,2]	Central European Media Enterprises Ltd., Class A	3,033,826
1,100,000	[1,2]	Cinedigm Corp.	695,750
365,800		Clubcorp Holdings, Inc.	8,530,456
402,800	[1]	Cnova NV	2,034,140
37,100	[2]	Cracker Barrel Old Country Store, Inc.	5,635,119
75,000		DSW, Inc., Class A	2,439,000
246,400	[1]	Dave & Buster's Entertainment, Inc.	9,560,320
254,400	[1,2]	Habit Restaurants, Inc./The -A	7,558,224
425,000	[1]	La Quinta Holdings, Inc.	9,018,500
170,200	[1]	Malibu Boats, Inc.	3,286,562
442,000	[3,4]	Merlin Entertainments PLC	2,867,127
715,000	[1]	Metaldyne Performance Group, Inc.	13,399,100
182,400		Moncler SpA	3,701,730
7,090,000		NagaCorp Limited	5,770,928
143,200		National CineMedia, Inc.	2,219,600
125,000	[1]	Ollie's Bargain Outlet Holding, Inc.	2,452,500
295,000	[1]	Party City Holdco, Inc.	6,082,900
76,900		Salvatore Ferragamo Italia SpA	2,432,053
1,829,000		Samsonite International SA	5,967,035
45,500	[1]	Shutterfly, Inc.	1,967,875
141,700		Six Flags Entertainment Corp.	6,608,888
330,600	[1]	Tower International, Inc.	8,638,578
64,600	[1,5]	Townsquare Media, Inc., Class A	839,800
27,400		Vail Resorts, Inc.	3,005,506
265,300	[1,2]	Wingstop, Inc.	9,094,484
186,500	[1]	Yoox SpA	6,296,610
231,000	[1,2]	Zoe's Kitchen, Inc.	10,360,350
		TOTAL	155,780,491
		Consumer Staples—0.8%
140,000	[1]	Blue Buffalo Pet Products, Inc.	3,911,600
244,200	[1,2]	Freshpet, Inc.	4,034,184
		TOTAL	7,945,784
		Energy—1.7%
470,600	[1]	Memorial Resource Development Corp.	7,200,180
422,200	[1]	Parsley Energy, Inc.	6,105,012
102,000		US Silica Holdings, Inc.	2,297,040
		TOTAL	15,602,232
		Financials—5.4%
48,000		Artisan Partners Asset Management, Inc.	2,292,000
149,200		Cyrusone, Inc.	4,586,408
461,200		EverBank Financial Corp.	9,196,328
250,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,017,500
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
407,400		James River Group Holdings Ltd.	$11,183,130
201,100	[2]	National Storage Affiliates Trust	2,379,013
125,000		Ryman Hospitality Properties	7,147,500
359,900	[1]	Walker & Dunlop, Inc.	8,619,605
		TOTAL	50,421,484
		Health Care—31.2%
106,400	[1]	Acadia Pharmaceuticals, Inc.	5,193,384
42,600	[1,2]	Agios Pharmaceuticals, Inc.	4,693,668
65,000	[1]	Alkermes, Inc.	4,551,300
357,144	[1]	Amphastar Pharmaceuticals, Inc.	5,807,161
943,500	[1]	Arena Pharmaceuticals, Inc.	3,811,740
128,200	[1]	AtriCure, Inc.	3,562,678
18,200	[1,2]	aTyr Pharma, Inc.	341,250
55,500		Bio-Techne Corp.	6,070,590
410,000	[1,2]	BioDelivery Sciences International, Inc.	3,341,500
1,500,000	[1,2,5]	Catalyst Pharmaceutical Partners, Inc.	7,410,000
168,000	[1]	Coherus Biosciences, Inc.	5,893,440
1,439,277	[1,5]	Corcept Therapeutics, Inc.	7,253,956
269,900	[1]	Dexcom, Inc.	22,847,035
370,000	[1,2]	Diplomat Pharmacy, Inc.	17,086,600
188,400	[1,5]	Dyax Corp.	4,636,524
1,115,500	[1,5]	Dynavax Technologies Corp.	32,806,855
475,000	[1,2,5]	Egalet Corp.	5,505,250
57,757	[1,2]	Entellus Medical, Inc.	1,299,532
67,600	[1]	GW Pharmaceuticals PLC, ADR	7,740,876
117,000	[1,5]	Galapagos NV	7,023,441
122,066	[1,5]	Galapagos NV, ADR	7,403,303
110,300	[1]	Genfit	4,418,412
50,000	[1]	Glaukos Corp.	1,589,500
232,900	[1]	HealthEquity, Inc.	7,839,414
268,100	[1]	Intersect ENT, Inc.	7,954,527
187,200	[1]	MacroGenics, Inc.	7,038,720
267,000	[1,3,5]	Minerva Neurosciences, Inc.	1,521,900
133,136	[1,2,5]	Minerva Neurosciences, Inc.	758,875
531,211	[1]	Neovasc, Inc.	3,134,145
150,000	[1]	Nivalis Therapeutics, Inc.	2,545,500
284,830	[1,5]	Ocular Therapeutix, Inc.	6,576,725
225,000	[1,5]	Otonomy, Inc.	5,798,250
235,000	[1,5]	Premier, Inc.	8,403,600
1,958,600	[1,5]	Progenics Pharmaceuticals, Inc.	16,961,476
150,000	[1]	ProNAi Therapeutics, Inc.	4,110,000
478,406	[1,5]	Protalix Biotherapeutics, Inc.	784,586
75,000	[1]	Repligen Corp.	2,625,750
463,800	[1,5]	SCYNEXIS, Inc.	3,687,210
171,300	[1]	Sientra, Inc.	3,982,725
100,000	[1,2]	Spark Therapeutics, Inc.	6,144,000
176,521	[1,5]	SteadyMed Ltd.	979,691
409,417	[1,3,5,6]	SteadyMed Ltd.	2,109,116
50,000	[1,2]	Teladoc, Inc.	1,578,500
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
386,500	[1,5]	Threshold Pharmaceuticals, Inc., Class THL	$1,669,680
62,900	[1]	Ultragenyx Pharmaceutical, Inc.	7,606,497
237,500	[1,2]	Veeva Systems, Inc.	6,393,500
176,400	[1,2]	Veracyte, Inc.	2,046,240
333,600	[1]	Versartis, Inc.	6,038,160
282,000	[1,5]	Zogenix, Inc.	5,445,420
		TOTAL	294,022,202
		Industrials—10.0%
254,100		Advanced Drainage System, Inc.	7,071,603
249,500		Air Lease Corp.	8,819,825
6,069,000		Aramex PJSC	5,696,717
168,500	[1]	Beacon Roofing Supply, Inc.	5,897,500
136,287	[1]	Caesar Stone SDOT Yam Ltd.	9,777,229
175,000	[1]	Echo Global Logistics, Inc.	5,652,500
82,000		Hexcel Corp.	4,254,980
181,100		KAR Auction Services, Inc.	7,050,223
93,700	[1]	Kirby Corp.	6,784,817
600,000	[1]	Kornit Digital Ltd.	8,724,000
332,700	[1]	Milacron Holdings Corp.	5,778,999
282,100		NN, Inc.	6,440,343
960,000	[1]	Radiant Logistics, Inc.	6,096,000
56,400	[1]	Teledyne Technologies, Inc.	5,846,988
		TOTAL	93,891,724
		Information Technology—20.0%
200,000	[1]	Alarm.com Holdings, Inc.	3,706,000
215,500	[1]	Baozun, Inc., ADR	1,790,805
311,500	[1,2]	Box, Inc.	5,086,795
246,900	[1]	BroadSoft, Inc.	8,621,748
245,000	[1]	CalAmp Corp.	4,191,950
1,618,300	[1,2]	Camtek Ltd.	4,644,521
280,300	[1,2,5]	ChannelAdvisor Corp.	2,828,227
45,400	[1]	CoStar Group, Inc.	9,138,566
109,600	[1,2]	Cvent, Inc.	2,950,432
96,200	[1]	Demandware, Inc.	7,268,872
200,000	[1]	Envestnet, Inc.	9,058,000
145,000	[1,2]	Fleetmatics Group PLC	6,941,150
125,000	[1]	GTT Communications, Inc.	2,903,750
205,000	[1]	Globant SA	6,519,000
126,900	[1]	GoDaddy, Inc.	3,609,036
86,800	[1]	GrubHub, Inc.	2,752,428
105,000	[1]	Infoblox, Inc.	2,467,500
115,000	[1,2]	Jinkosolar Holding Co, Ltd., ADR	2,743,900
300,000	[1]	Marketo, Inc.	9,123,000
199,800	[1]	Microsemi Corp.	6,581,412
168,300	[1]	NIC, Inc.	3,036,132
500,000	[1]	NeoPhotonics Corp.	4,430,000
1,813,333	[1]	Optimal Payments PLC	7,473,076
182,500	[1]	Q2 Holdings, Inc.	4,962,175
348,000	[1]	RADWARE Ltd.	6,625,920
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
175,000	[1,2]	Rapid7, Inc.	$4,021,500
355,000	[1]	Rubicon Project, Inc./The	6,187,650
90,000	[1,2]	Shopify, Inc.	3,365,100
400,000	[1]	Sigma Designs, Inc.	4,148,000
150,000		Silicon Motion Technology Corp., ADR	3,948,000
542,000	[1]	Synacor, Inc.	883,460
226,200	[1]	Synchronoss Technologies, Inc.	10,812,360
130,000		Tessera Technologies, Inc.	4,505,800
348,200	[1,2,5]	Textura Corp.	10,097,800
41,500	[1]	Tyler Technologies, Inc.	5,790,910
72,800	[1]	Varonis Systems, Inc.	1,513,512
101,800	[1,2]	Workiva, Inc.	1,485,262
170,000	[1]	Yodlee, Inc.	2,135,200
		TOTAL	188,348,949
		Materials—2.8%
245,700		Allegheny Technologies, Inc.	5,238,324
285,000	[1,2]	BioAmber, Inc.	1,995,000
331,700	[1]	Ferro Corp.	4,607,313
297,100	[1]	Summit Materials, Inc.	7,454,239
165,000	[1]	U.S. Concrete, Inc.	6,984,450
		TOTAL	26,279,326
		Telecommunication Services—1.4%
300,000	[1]	inContact, Inc.	2,784,000
853,000	[1,3,4]	Infrastrutture Wireless Italiane SPA	4,095,724
229,727	[1]	Premiere Global Services, Inc.	2,478,754
196,960	[1]	RingCentral, Inc.	3,880,112
		TOTAL	13,238,590
		Utilities—0.4%
250,000	[1,2,5]	8point3 Energy Partners LP	3,980,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $597,209,774)	849,510,782
		PREFERRED STOCK—0.3%
		Health Care—0.3%
179,074	[1,3,6]	aTyr Pharma, Inc., Series E (IDENTIFIED COST $1,939,999)	2,843,583
		CORPORATE BONDS—0.5%
		Consumer Discretionary—0.4%
4,550,817		Central European Media Enterprises Ltd., 15.00%, 12/1/2017	4,655,299
		Health Care—0.1%
635,000	[3,4,5]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	485,207
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,828,241)	5,140,506
		WARRANTS—0.6%
		Consumer Discretionary—0.2%
817,782	[1,2]	Central European Media Enterprises Ltd., Warrants	1,455,815
		Health Care—0.4%
3,300,000	[1]	Alexza Pharmaceuticals, Inc., Warrants	331,650
267,000	[1,5]	Minerva Neurosciences, Inc., Warrants	391,662
4

Shares or Principal Amount			Value
		WARRANTS—continued
		Health Care—continued
1,896,750	[1,5]	Zogenix, Inc., Warrants	$3,018,868
		TOTAL	3,742,180
		TOTAL WARRANTS (IDENTIFIED COST $1,862,813)	5,197,995
		INVESTMENT COMPANIES—16.9%
80,980,819	[5,8]	Federated Money Market Management, Institutional Shares, 0.14%[7]	80,980,819
78,349,048	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[7]	78,349,048
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	159,329,867
		TOTAL INVESTMENTS—108.5% (IDENTIFIED COST $764,170,694)[9]	1,022,022,733
		OTHER ASSETS AND LIABILITIES - NET—(8.5)%[10]	(80,034,986)
		TOTAL NET ASSETS—100%	$941,987,747
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$78,303,209	$80,980,819
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $13,922,657, which represented 1.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $7,448,058, which represented 0.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at July 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
aTyr Pharma, Inc., Series E	3/31/15	$1,939,999	$2,843,583
Minerva Neurosciences, Inc.	3/13/15	$1,284,270	$1,521,900
SteadyMed Ltd.	1/26/15	$3,475,000	$2,109,116
5	Affiliated companies and holdings.
5

Transactions involving affiliated companies during the period ended July 31, 2015, were as follows:
Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2015	Value	Dividend Income
8point3 Energy Partners LP	—	250,000	—	250,000	$3,980,000	$—
*BioDelivery Sciences International, Inc.	809,700	—	(399,700)	410,000	3,341,500	—
*Cardica, Inc.	3,870,800		(3,870,800)	—	—	—-
Catalyst Pharmaceutical Partners, Inc.	1,435,000	115,000	(50,000)	1,500,000	7,410,000	-
*Central European Media Enterprises Ltd., Class A	2,415,000	—	(1,150,906)	1,264,094	3,033,826	—
*Central European Media Enterprises Ltd., 15.00%, 12/1/2017	3,894,200	656,617	—	4,550,817	4,655,299	479,947
*Central European Media Enterprises Ltd., Warrants	817,782	—	—	817,782	1,455,815	—
ChannelAdvisor Corp.	205,000	75,300	—	280,300	2,828,227	—
*Cinedigm Corp.	3,585,694	100,000	(2,585,694)	1,100,000	695,750	—
Corcept Therapeutics, Inc.	1,325,000	164,277	(50,000)	1,439,277	7,253,956	—
*Corcept Therapeutics, Inc., Warrants	121,142	43,135	(164,277)	—	—	—
*Dexcom, Inc.	397,400		(127,500)	269,900	22,847,035	—
Dyax Corp.	216,600	47,200	(75,400)	188,400	4,636,524	—
Dynavax Technologies Corp.	—	1,115,500	—	1,115,500	32,806,855	—
*Dynavax Technologies Corp.	16,122,000	—	(16,122,000)	—	—	—
*Dynavax Technologies Corp., Warrants	446,014		(446,014)	—	—	—
Egalet Corp.	300,000	190,000	(15,000)	475,000	5,505,250	—
Galapagos NV	144,100	20,722	(47,822)	117,000	7,023,441	—
Galapagos NV, ADR	—	122,066	—	122,066	7,403,303	—
*Innovative Solutions and Support, Inc.	1,050,000		(1,050,000)	—	—	—
Minerva Neurosciences, Inc.	—	267,000	—	267,000	1,521,900	—
Minerva Neurosciences, Inc.	—	134,468	(1,332)	133,136	758,875	—
Minerva Neurosciences, Inc., Warrants	—	267,000	—	267,000	391,662	—
Ocular Therapeutix, Inc.	350,000	57,030	(122,200)	284,830	6,576,725	—
Otonomy, Inc.	16,500	217,000	(8,500)	225,000	5,798,250	—
Premier, Inc.	—-	235,000	—	235,000	8,403,600	—
Progenics Pharmaceuticals, Inc.	1,958,600	—	—	1,958,600	16,961,476	—
Protalix Biotherapeutics, Inc.	987,600	—	(509,194)	478,406	784,586	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series, 4.50%, 9/15/2018	635,000	—	—	635,000	485,207	21,431
SCYNEXIS, Inc.	—	463,800	—	463,800	3,687,210	—
SteadyMed Ltd.	—	176,521	—	176,521	979,691	—
SteadyMed Ltd.	—	409,417	—	409,417	2,109,116	—
Textura Corp.	287,884	60,316	—	348,200	10,097,800	—
Threshold Pharmaceuticals, Inc., Class THL	489,988	—	(103,488)	386,500	1,669,680	—
Townsquare Media LLC	83,696	6,600	(25,696)	64,600	839,800	—
*Venaxis, Inc.	1,322,300	—	(1,322,300)	—	—	—
Zogenix, Inc.	—	282,000	—	282,000	5,445,420	—
Zogenix, Inc.	2,868,000	-	(2,868,000)	—	—	—
Zogenix, Inc., Warrants	1,046,250	850,500	—	1,896,750	3,018,868	—
TOTAL OF AFFILIATED COMPANIES	47,201,250	6,326,469	(31,115,823)	22,411,896	$184,406,647	$501,378
*	At July 31, 2015, the Fund no longer has ownership of at least 5% of the voting shares.
6

Transactions involving affiliated holdings during the period ended July 31, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	101,766,905	—-	101,766,905
Purchases/Additions	304,596,377	248,985,649	553,582,026
Sales/Reductions	(325,382,463)	(170,636,601)	(496,019,064)
Balance of Shares Held 7/31/2015	80,980,819	78,349,048	159,329,867
Value	$80,980,819	$78,349,048	$159,329,867
Dividend Income	$71,688	$13,875	$85,563
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At July 31, 2015, the cost of investments for federal tax purposes was $764,170,694. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $257,852,039. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $282,546,200 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,694,161.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Investment Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of
7

evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$698,927,777	$—	$—	$698,927,777
International	96,826,760	51,647,129	2,109,116	150,583,005
Preferred Stocks
Domestic	—	—	2,843,583	2,843,583
Debt Securities:
Corporate Bonds	—	5,140,506	—	5,140,506
Warrants	—	5,197,995	—	5,197,995
Investment Companies	$159,329,867	$—	$—	$159,329,867
TOTAL SECURITIES	$955,084,404	$61,985,630	$4,952,699	$1,022,022,733
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
8
Federated MDT Mid Cap Growth Strategies Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Airline - National—1.8%
21,601		Delta Air Lines, Inc.	$957,789
60,738	[1]	Jet Blue Airways Corp.	1,395,759
69,434	[1]	United Continental Holdings, Inc.	3,915,383
		TOTAL	6,268,931
		Airline - Regional—2.6%
48,223		Alaska Air Group, Inc.	3,652,892
147,489		Southwest Airlines Co.	5,339,102
		TOTAL	8,991,994
		Auto Components—1.7%
195,076		Goodyear Tire & Rubber Co.	5,877,640
		Auto Original Equipment Manufacturers—5.3%
1,299	[1]	AutoZone, Inc.	910,521
4,386		Delphi Automotive PLC	342,459
77,292		Lear Corp.	8,043,779
36,433	[1]	O'Reilly Automotive, Inc.	8,755,214
		TOTAL	18,051,973
		Auto Rentals—0.4%
32,705	[1]	Avis Budget Group, Inc.	1,420,378
		Biotechnology—1.8%
13,269	[1]	Incyte Genomics, Inc.	1,383,691
18,275	[1]	Isis Pharmaceuticals, Inc.	1,003,846
231,744	[1]	Opko Health, Inc.	3,793,649
		TOTAL	6,181,186
		Cable & Wireless Television—0.4%
39,209	[1]	Discovery Communications, Inc.	1,294,681
		Cable TV—0.9%
27,188	[1]	AMC Networks, Inc.	2,289,773
10,480		Scripps Networks Interactive	655,839
		TOTAL	2,945,612
		Clothing Stores—2.9%
61,765	[1]	Fossil, Inc.	4,246,344
155,807		Gap (The), Inc.	5,683,839
		TOTAL	9,930,183
		Commodity Chemicals—0.1%
4,819		Westlake Chemical Corp.	301,043
		Computer Peripherals—3.7%
85,174	[1]	Fortinet, Inc.	4,066,207
140,500		NetApp, Inc.	4,376,575
50,146		Western Digital Corp.	4,315,565
		TOTAL	12,758,347
		Computer Services—0.9%
26,633		Global Payments, Inc.	2,985,293
		Construction Machinery—1.2%
32,026		Joy Global, Inc.	845,807
111,363		Trinity Industries, Inc.	3,258,481
		TOTAL	4,104,288
1

Shares			Value
		COMMON STOCKS—continued
		Cosmetics & Toiletries—1.5%
108,500		Avon Products, Inc.	$615,195
26,434	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	4,388,837
		TOTAL	5,004,032
		Defense Aerospace—1.7%
102,749	[1]	Spirit Aerosystems Holdings, Inc., Class A	5,784,769
		Department Stores—4.3%
43,404		Dillards, Inc., Class A	4,422,000
33,400		Kohl's Corp.	2,048,088
117,690		Macy's, Inc.	8,127,671
		TOTAL	14,597,759
		Discount Department Stores—0.6%
31,000		Foot Locker, Inc.	2,187,050
		Diversified Consumer Services—0.6%
49,518	[1]	ServiceMaster Global Holdings, Inc.	1,917,832
		Education & Training Services—0.3%
81,400	[1]	Apollo Group, Inc., Class A	1,042,734
		Electrical Equipment—0.7%
32,928		Smith (A.O.) Corp.	2,364,889
		Electronic Equipment Instruments & Components—1.7%
156,995		CDW Corp.	5,640,830
		Ethical Drugs—0.7%
14,240	[1]	United Therapeutics Corp.	2,411,686
		Financial Services—2.9%
112,300	[1]	Ally Financial, Inc.	2,557,071
57,360		Ameriprise Financial, Inc.	7,208,431
		TOTAL	9,765,502
		Furniture—0.4%
15,652	[1]	Tempur Sealy International, Inc.	1,182,509
		Grocery Chain—2.6%
225,656		Kroger Co.	8,854,741
		Health Care Equipment & Supplies—0.4%
9,463	[1]	Edwards Lifesciences Corp.	1,439,890
		Health Care Providers & Services—0.2%
12,380	[1]	VCA, Inc.	761,741
		Home Products—1.4%
84,491		Tupperware Brands Corp.	4,940,189
		Hotels—1.9%
78,550		Wyndham Worldwide Corp.	6,481,946
		Household Durables—0.1%
230	[1]	NVR, Inc.	342,709
		International Bank—0.8%
19,113	[1]	Signature Bank	2,782,662
		Internet & Catalog Retail—0.5%
120,400	[1]	Zulily, Inc.	1,590,484
		Internet Services—0.6%
27,100		IAC Interactive Corp.	2,093,746
		IT Services—2.7%
453,479		Western Union Co.	9,178,415
		Medical Supplies—6.6%
76,601		AmerisourceBergen Corp.	8,100,556
2

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—continued
33,300		Cardinal Health, Inc.	$2,829,834
52,300	[1]	HCA, Inc.	4,864,423
162,801	[1]	Hologic, Inc.	6,782,289
		TOTAL	22,577,102
		Metal Fabrication—0.2%
16,400		Timken Co.	547,432
		Miscellaneous Food Products—0.6%
23,093		Ingredion, Inc.	2,036,803
		Multi-Industry Capital Goods—0.5%
9,175		Acuity Brands, Inc.	1,845,918
		Multi-Line Insurance—0.8%
68,100		Allied World Assurance Holdings Ltd.	2,877,906
		Office Equipment—1.0%
170,451		Pitney Bowes, Inc.	3,565,835
		Office Supplies—0.5%
27,763		Avery Dennison Corp.	1,689,379
		Oil Refiner—1.2%
42,268		Tesoro Petroleum Corp.	4,114,367
		Oil Well Supply—0.9%
57,942	[1]	Cameron International Corp.	2,923,753
		Other Communications Equipment—2.5%
89,741		Skyworks Solutions, Inc.	8,585,522
		Paint & Related Materials—0.2%
1,925		Sherwin-Williams Co.	534,688
		Paper Products—1.6%
112,454		International Paper Co.	5,383,173
		Personal Loans—2.5%
35,453	[1]	Credit Acceptance Corp.	8,516,165
		Photo-Optical Component-Equipment—1.2%
42,579	[1]	IPG Photonics Corp.	3,926,635
		Plastic Containers—1.3%
19,500		Bemis Co., Inc.	869,115
99,723	[1]	Owens-Illinois, Inc.	2,129,086
27,833		Sealed Air Corp.	1,479,881
		TOTAL	4,478,082
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	1,046,925
		Printing—0.6%
120,996		Donnelley (R.R.) & Sons Co.	2,123,480
		Savings & Loan—0.9%
359,350	[1]	Ocwen Financial Corp.	3,029,321
		Semiconductors & Semiconductor Equipment—1.4%
30,335		Lam Research Corp.	2,331,851
245,432	[1]	ON Semiconductor Corp.	2,606,488
		TOTAL	4,938,339
		Services to Medical Professionals—3.0%
56,808	[1]	MEDNAX, Inc.	4,808,229
75,400		Quest Diagnostics, Inc.	5,565,274
		TOTAL	10,373,503
3

Shares			Value
		COMMON STOCKS—continued
		Shipbuilding—1.8%
51,084		Huntington Ingalls Industries, Inc.	$5,997,772
		Shoes—1.1%
24,369	[1]	Skechers USA, Inc., Class A	3,666,316
		Soft Drinks—1.3%
89,969		Coca-Cola Enterprises, Inc.	4,595,617
		Software Packaged/Custom—5.3%
83,837	[1]	Electronic Arts, Inc.	5,998,537
38,093	[1]	Splunk, Inc.	2,664,224
158,477		Symantec Corp.	3,603,767
56,652	[1]	Tableau Software, Inc.	5,933,731
		TOTAL	18,200,259
		Specialty Retailing—4.6%
17,200		Abercrombie & Fitch Co., Class A	345,548
111,024	[1]	AutoNation, Inc.	6,921,236
15,938	[1]	Bed Bath & Beyond, Inc.	1,039,636
28,700		Dick's Sporting Goods, Inc.	1,463,126
9,575		Expedia, Inc.	1,162,788
67,237		GNC Holdings, Inc.	3,308,733
29,802		Penske Automotive Group, Inc.	1,609,308
		TOTAL	15,850,375
		Telecommunication Equipment & Services—0.1%
10,800	[1]	NeuStar, Inc., Class A	333,396
		Textiles Apparel & Luxury Goods—1.8%
51,599		PVH Corp.	5,987,548
		Truck Manufacturing—1.7%
87,968		PACCAR, Inc.	5,703,845
		Undesignated Consumer Cyclicals—0.7%
47,398	[1]	Herbalife Ltd.	2,393,125
29,000		Weight Watchers International, Inc.	116,000
		TOTAL	2,509,125
		Uniforms—1.8%
73,440		Cintas Corp.	6,279,120
		TOTAL COMMON STOCKS (IDENTIFIED COST $303,693,004)	335,715,365
		INVESTMENT COMPANY—1.6%
5,599,016	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[3] (AT NET ASSET VALUE)	5,599,016
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $309,292,020)[4]	341,314,381
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	365,713
		TOTAL NET ASSETS—100%	$341,680,094
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At July 31, 2015, the cost of investments for federal tax purposes was $309,292,020. The net unrealized appreciation of investments for federal tax purposes was $32,022,361. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,664,531 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,642,170.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
4

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
6
Federated Absolute Return Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—79.3%
		Aerospace & Defense—1.6%
10,000		Boeing Co.	$1,441,700
12,000		General Dynamics Corp.	1,789,320
10,000		Orbital ATK, Inc.	709,500
		TOTAL	3,940,520
		Air Freight & Logistics—0.7%
10,000		FedEx Corp.	1,714,200
		Airlines—1.9%
10,000		Alaska Air Group, Inc.	757,500
30,000		American Airlines Group, Inc.	1,203,000
30,000		Delta Air Lines, Inc.	1,330,200
40,000		Southwest Airlines Co.	1,448,000
		TOTAL	4,738,700
		Auto Components—0.8%
20,000		BorgWarner, Inc.	994,200
30,000		Bridgestone Corp.	1,131,379
		TOTAL	2,125,579
		Automobiles—0.6%
100,000		Ford Motor Co.	1,483,000
		Banks—4.4%
60,000		Citigroup, Inc.	3,507,600
30,000		East West Bancorp, Inc.	1,342,800
32,000		JPMorgan Chase & Co.	2,192,960
30,000		PrivateBancorp, Inc.	1,240,200
120,000		Regions Financial Corp.	1,246,800
30,000		Wells Fargo & Co.	1,736,100
		TOTAL	11,266,460
		Beverages—0.8%
20,000		PepsiCo, Inc.	1,927,000
		Biotechnology—9.6%
30,000	[1]	Acorda Therapeutics, Inc.	1,030,800
10,000		Amgen, Inc.	1,765,900
10,000	[1]	Biogen, Inc.	3,187,800
8,000	[1]	Bluebird Bio, Inc.	1,326,640
50,000	[1]	Catabasis Pharmaceuticals, Inc.	650,000
25,000	[1]	Celgene Corp.	3,281,250
21,000	[1]	Chiasma, Inc.	494,970
30,000	[1]	Chimerix, Inc.	1,612,200
20,000	[1]	Clovis Oncology, Inc.	1,688,600
6,000	[1]	Esperion Therapeutics, Inc.	372,000
20,000		Gilead Sciences, Inc.	2,357,200
30,000	[1]	Inotek Pharmaceuticals Corp.	389,700
10,000	[1]	Juno Therapeutics, Inc.	489,200
20,000	[1]	Kite Pharma, Inc.	1,455,400
60,000	[1]	Lion Biotechnologies, Inc.	513,600

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Biotechnology—continued
60,000	[1]	Merrimack Pharmaceuticals, Inc.	$606,000
10,000	[1]	Neurocrine Biosciences, Inc.	501,200
10,000	[1]	Ophthotech Corp.	676,900
25,000	[1]	Regulus Therapeutics, Inc.	205,000
12,500	[1]	Spark Therapeutics, Inc.	768,000
400,000	[1]	Sunesis Pharmaceuticals, Inc.	558,000
30,000	[1]	Versartis, Inc.	543,000
		TOTAL	24,473,360
		Building Products—0.5%
20,000		Allegion PLC	1,264,400
		Capital Markets—3.4%
35,000		Charles Schwab Corp.	1,220,800
10,000		Goldman Sachs Group, Inc.	2,050,700
40,000		HFF, Inc., Class A	1,833,600
60,000		Morgan Stanley	2,330,400
20,000	[1]	Stifel Financial Corp.	1,099,000
5,000	[1]	Virtual Financial, Inc., Class A	117,500
		TOTAL	8,652,000
		Chemicals—1.1%
10,000		LyondellBasell Industries NV, Class A	938,300
10,000		PPG Industries, Inc.	1,083,800
15,000		RPM International, Inc.	703,050
		TOTAL	2,725,150
		Communications Equipment—2.0%
10,000	[1]	Arista Networks, Inc.	844,700
80,000		Cisco Systems, Inc.	2,273,600
8,000	[1]	F5 Networks, Inc.	1,073,120
14,000		Qualcomm, Inc.	901,460
		TOTAL	5,092,880
		Construction & Engineering—0.5%
1,000,000		China Railway Construction Corp., Class H	1,293,472
		Diversified Financial Services—0.8%
15,000	[1]	Berkshire Hathaway, Inc., Class B	2,141,100
		Diversified Telecommunication Services—1.9%
87,840		AT&T, Inc.	3,051,562
40,000		Verizon Communications, Inc.	1,871,600
		TOTAL	4,923,162
		Electric Utilities—1.2%
25,000		Duke Energy Corp.	1,855,500
10,000		NextEra Energy, Inc.	1,052,000
		TOTAL	2,907,500
		Electrical Equipment—0.5%
20,000		Eaton Corp. PLC	1,211,600
		Electronic Equipment Instruments & Components—0.5%
40,000		Corning, Inc.	747,200
10,000	[1]	Universal Display Corp.	477,100
		TOTAL	1,224,300

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy Equipment & Services—1.4%
22,000		Baker Hughes, Inc.	$1,279,300
30,000		Halliburton Co.	1,253,700
100,000	[1]	Independence Contract Drilling, Inc.	734,000
20,000		Transocean Partners LLC	267,000
		TOTAL	3,534,000
		Food & Staples Retailing—0.9%
20,000		CVS Health Corp.	2,249,400
		Health Care Equipment & Supplies—0.7%
24,000		Medtronic PLC	1,881,360
		Health Care Providers & Services—3.6%
15,000		Cardinal Health, Inc.	1,274,700
12,000		CIGNA Corp.	1,728,720
10,000	[1]	HCA, Inc.	930,100
10,000		McKesson Corp.	2,205,700
12,000		UnitedHealth Group, Inc.	1,456,800
20,000	[1]	Wellcare Health Plans, Inc.	1,616,000
		TOTAL	9,212,020
		Health Care Technology—0.2%
60,000	[1]	Castlight Health, Inc., Class B	430,800
5,000	[1]	Inovalon Holdings, Inc., Class A	120,800
		TOTAL	551,600
		Hotels Restaurants & Leisure—0.9%
30,000	[1]	FOGO De Chao, Inc.	603,900
80,000	[1]	La Quinta Holdings, Inc.	1,697,600
		TOTAL	2,301,500
		Household Products—0.3%
20,000	[1]	Energizer Holdings, Inc.	770,200
		Independent Power and Renewable Electricity Products—0.1%
20,000	[1]	8Point3 Energy Partners LP	318,400
		Industrial Conglomerates—0.8%
80,000		General Electric Co.	2,088,000
		Insurance—1.0%
20,000		MetLife, Inc.	1,114,800
80,000	[1]	Patriot National, Inc.	1,488,000
		TOTAL	2,602,800
		Internet & Catalog Retail—0.8%
4,000	[1]	Amazon.com, Inc.	2,144,600
		Internet Software & Services—3.0%
50,000	[1]	Alarm.com Holdings, Inc.	926,500
5,000	[1]	Apigee Corp.	40,250
4,000	[1]	AppFolio, Inc., Class A	59,360
5,000	[1]	Box, Inc., Class A	81,650
16,000	[1]	Facebook, Inc., Class A	1,504,160
20,000	[1]	GoDaddy, Inc., Class A	568,800
3,000	[1]	Google, Inc., Class A	1,972,500
3,008	[1]	Google, Inc., Class C	1,881,833
20,000	[1]	MaxPoint Interactive, Inc.	177,400
10,000	[1]	MindBody, Inc., Class A	98,000

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Internet Software & Services—continued
10,000	[1]	Yahoo, Inc.	$366,700
		TOTAL	7,677,153
		IT Services—0.5%
15,000	[1]	Black Knight Financial Services, Inc., Class A	488,700
10,000		Computer Sciences Corp.	654,300
25,000	[1]	MOL Global, Inc., ADR	31,500
		TOTAL	1,174,500
		Leisure Products—0.5%
60,000	[1]	Malibu Boats, Inc., Class A	1,158,600
		Machinery—1.6%
1,400,000		CRRC Corp. Ltd.	1,758,172
10,000		Cummins, Inc.	1,295,300
15,000		Ingersoll-Rand PLC, Class A	921,000
		TOTAL	3,974,472
		Media—1.6%
35,000		Comcast Corp., Class A	2,184,350
15,000		Walt Disney Co.	1,800,000
		TOTAL	3,984,350
		Metals & Mining—0.7%
21,575	[1]	Barisan Gold Corp.	412
20,000		Royal Gold, Inc.	1,008,400
60,000		Silver Wheaton Corp.	784,800
		TOTAL	1,793,612
		Multi-Utilities—0.6%
22,000		Dominion Resources, Inc.	1,577,400
		Multiline Retail—0.1%
15,000	[1]	Ollie's Bargain Outlet Holding, Inc.	294,300
		Oil Gas & Consumable Fuels—2.1%
10,000		Exxon Mobil Corp.	792,100
60,000		Kinder Morgan, Inc.	2,078,400
10,000		Pioneer Natural Resources, Inc.	1,267,700
25,000		Tallgrass Energy GP LP	752,000
15,000	[1]	Whiting Petroleum Corp.	307,350
		TOTAL	5,197,550
		Pharmaceuticals—9.1%
11,000	[1]	Allergan PLC	3,642,650
60,000	[1]	Foamix Pharmaceuticals Ltd.	638,400
10,000	[1]	Jazz Pharmaceuticals PLC	1,922,400
180,000	[1]	KemPharm, Inc.	3,096,000
40,000		Merck & Co., Inc.	2,358,400
20,000	[1]	Mylan NV	1,119,800
10,000		Novartis AG, ADR	1,037,500
50,000		Pfizer, Inc.	1,803,000
7,000		Shire Ltd., ADR	1,867,670
40,000		Teva Pharmaceutical Industries Ltd., ADR	2,760,800
10,000	[1]	Valeant Pharmaceuticals International, Inc.	2,575,300
50,000	[1]	Xenoport, Inc.	365,000
		TOTAL	23,186,920

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate Investment Trusts (REITs)—1.6%
30,000		HCP, Inc.	$1,159,200
15,000		InfraREIT, Inc.	502,950
75,000		National Storage Affiliates Trust	887,250
25,000		ProLogis, Inc.	1,015,250
20,000		STORE Capital Corp.	420,000
		TOTAL	3,984,650
		Road & Rail—1.1%
20,000		Landstar System, Inc.	1,440,600
14,000		Union Pacific Corp.	1,366,260
		TOTAL	2,806,860
		Semiconductors & Semiconductor Equipment—3.0%
100,000		Applied Materials, Inc.	1,736,000
10,000		Broadcom Corp., Class A	506,100
50,000		Intel Corp.	1,447,500
20,000		Lam Research Corp.	1,537,400
12,000		Microchip Technology, Inc.	514,080
40,000		NVIDIA Corp.	798,000
15,000	[1]	Solaredge Technologies, Inc.	463,050
30,000		Teradyne, Inc.	577,800
		TOTAL	7,579,930
		Software—4.5%
15,000	[1]	Check Point Software Technologies Ltd.	1,211,550
10,000	[1]	Fortinet Inc.	477,400
60,000		Microsoft Corp.	2,802,000
50,000		Oracle Corp.	1,997,000
20,000	[1]	Red Hat, Inc.	1,581,600
50,000	[1]	Rubicon Project, Inc.	871,500
20,000	[1]	Solarwinds, Inc.	797,800
15,000	[1]	VMware, Inc., Class A	1,336,950
20,000	[1]	Yodlee, Inc.	251,200
		TOTAL	11,327,000
		Specialty Retail—1.5%
15,000		Home Depot, Inc.	1,755,450
30,000		TJX Cos., Inc.	2,094,600
		TOTAL	3,850,050
		Technology Hardware Storage & Peripherals—2.8%
40,000		Apple, Inc.	4,852,000
30,000		EMC Corp.	806,700
30,000		Hewlett-Packard Co.	915,600
500		Samsung Electronics Co. Ltd	502,367
		TOTAL	7,076,667
		Textiles Apparel & Luxury Goods—0.2%
6,000	[1]	Deckers Outdoor Corp.	437,280
		Thrifts & Mortgage Finance—0.7%
60,000	[1]	Essent Group Ltd.	1,756,200
		Tobacco—0.4%
12,000		Reynolds American, Inc.	1,029,480

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Trading Companies & Distributors—0.2%
6,000	[1]	Now, Inc.	$104,400
20,000	[1]	Univar, Inc.	478,000
		TOTAL	582,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $172,431,683)	201,207,637
		TRADE FINANCE NOTES—0.6%
		Oil, Natural Gas & Mining—0.6%
$1,349,587		PT BUMI Insured, 11.1815%, 8/26/2016	1,349,587
217,080		PT BUMI Uninsured, 11.1815%, 8/26/2016	87,049
		TOTAL TRADE FINANCE NOTES (IDENTIFIED COST $1,496,506)	1,436,636
		PURCHASED PUT OPTIONS—1.5%
		Diversified Financial Services—0.1%
1,000		iShares MSCI Emerging Markets ETF, Strike Price $40, Expiration Date 9/18/2015	299,500
2,000		iShares MSCI Japan ETF, Strike Price $12, Expiration Date 1/15/2016	54,000
600		iShares Russell 200 ETF, Strike Price $110, Expiration Date 9/30/2015	29,700
		TOTAL	383,200
		Index—1.4%
1,600		SPDR S&P 500 ETF Trust, Strike Price $160, Expiration Date 6/17/2016	365,600
2,400		SPDR S&P 500 ETF Trust, Strike Price $180, Expiration Date 12/19/2015	357,600
2,000		SPDR S&P 500 ETF Trust, Strike Price $180, Expiration Date 9/18/2015	36,000
1,600		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 12/19/2015	709,600
500		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 3/18/2016	349,250
400		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 6/17/2016	372,000
2,000		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 9/18/2015	258,000
700		SPDR S&P 500 ETF Trust, Strike Price $210, Expiration Date 3/18/2016	727,650
200		SPDR S&P MidCap 400 ETF Trust, Strike Price $260, Expiration Date 1/15/2016	134,000
1,000		SPDR S&P MidCap 400 ETF Trust, Strike Price $260, Expiration Date 9/18/2015	167,500
		TOTAL	3,477,200
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $5,528,710)	3,860,400
		PURCHASED CALL OPTIONS—0.3%
		Metals & Mining—0.2%
1,200		Market Vectors Gold Miners, Strike Price $15, Expiration Date 12/18/2015	264,000
1,500		Market Vectors Gold Miners, Strike Price $17, Expiration Date 12/18/2015	79,500
1,000		Market Vectors Gold Miners, Strike Price $18, Expiration Date 1/20/2017	130,500
3,500		Market Vectors Gold Miners, Strike Price $20, Expiration Date 9/18/2015	17,500
3,000		Market Vectors Gold Miners, Strike Price $20, Expiration Date 1/15/2016	82,500
800		Market Vectors Gold Miners, Strike Price $20, Expiration Date 1/20/2017	76,000
		TOTAL	650,000
		Pharmaceuticals—0.1%
500		Teva Pharmaceutical Industries, Strike Price $65, Expiration Date 9/18/2015	218,750
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,273,224)	868,750

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANIES—9.5%[2]
15,536,733	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[3]	$15,536,733
1,355,964	High Yield Bond Portfolio	8,542,572
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $24,488,066)	24,079,305
	TOTAL INVESTMENTS—91.2% (IDENTIFIED COST $205,218,189)[4]	231,452,728
	OTHER ASSETS AND LIABILITIES - NET—8.8%[5]	22,353,737
	TOTAL NET ASSETS—100%	$253,806,465
SECURITIES SOLD SHORT
Shares		Value in U.S. Dollars
20,000	iShares JP Morgan USD Emerging Markets Bond Fund	$2,193,200
240,000	iShares MSCI Australia Index Fund	5,020,800
80,000	iShares MSCI Brazil	2,295,200
60,000	iShares MSCI EAFE Index Fund	3,886,800
140,000	iShares MSCI Emerging Markets ETF	5,196,800
400,000	iShares MSCI Japan ETF	5,172,000
80,000	iShares MSCI Mexico Index Fund	4,507,200
20,000	SPDR S&P MidCap 400 ETF Trust	5,469,800
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $35,174,797)	$33,741,800
At July 31, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CAC40 Index, Short Futures	100	$5,583,500	August 2015	$(72,261)
1RUSSELL 2000 Index Futures, Short Futures	50	$6,176,000	September 2015	$58,338
1S&P 500 index, Short Futures	80	$41,968,000	September 2015	$(559,260)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(573,183)
The average notional value of short futures contracts held by the Fund throughout the period was $67,590,411. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/18/2015	JPMorgan	2,600,000 GBP	$3,988,966	$70,781
8/18/2015	JPMorgan	1,300,000 GBP	$1,990,540	$39,333
8/18/2015	JPMorgan	1,300,000 GBP	$2,047,540	$(17,666)
8/18/2015	JPMorgan	1,300,000 GBP	$2,004,073	$25,801
8/18/2015	JPMorgan	1,300,000 GBP	$2,017,758	$12,116
8/18/2015	JPMorgan	1,300,000 GBP	$2,031,407	$(1,533)
10/15/2015	Morgan Stanley	665,000 AUD	630,407 CAD	$2,272
10/15/2015	JPMorgan	900,000 EUR	1,360,472 AUD	$(775)
10/15/2015	Barclays	900,000 EUR	1,259,190 CAD	$27,190
10/15/2015	JPMorgan	900,000 EUR	123,132,987 JPY	$(5,099)
10/15/2015	BNY Mellon	900,000 EUR	8,467,200 SEK	$6,476

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
10/15/2015	Bank of America	900,000 EUR	$996,993	$(7,470)
10/15/2015	Bank of America	900,000 EUR	$994,815	$(5,292)
10/15/2015	Bank of America	900,000 EUR	$988,803	$720
10/15/2015	Bank of America	900,000 EUR	$997,425	$(7,902)
10/15/2015	HSBC	650,000 GBP	8,291,725 NOK	$1,189
10/15/2015	Bank of America	2,700,000 SGD	246,064,500 JPY	$(23,859)
10/15/2015	JPMorgan	$1,000,000	1,303,977 CAD	$3,440
Contracts Sold:
8/7/2015	BNP Paribas	471,000,000 JPY	$3,934,229	$133,596
8/18/2015	JPMorgan	5,775,000 EUR	$6,615,608	$271,754
8/18/2015	JPMorgan	1,300,000 GBP	$2,047,645	$17,771
8/18/2015	JPMorgan	1,300,000 GBP	$2,006,507	$(23,367)
8/18/2015	JPMorgan	1,300,000 GBP	$2,019,228	$(10,645)
8/18/2015	JPMorgan	1,300,000 GBP	$2,024,681	$(5,193)
8/18/2015	JPMorgan	1,300,000 GBP	$2,030,281	$408
8/18/2015	JPMorgan	1,300,000 GBP	$1,985,737	$(44,136)
8/18/2015	JPMorgan	1,300,000 GBP	$1,991,431	$(38,443)
8/18/2015	JPMorgan	1,300,000 GBP	$2,068,336	$38,462
8/18/2015	JPMorgan	1,300,000 GBP	$2,047,216	$17,342
8/18/2015	JPMorgan	1,300,000 GBP	$2,010,484	$(19,389)
8/18/2015	JPMorgan	1,300,000 GBP	$2,008,198	$(21,676)
8/18/2015	JPMorgan	2,600,000 GBP	$3,972,245	$(87,502)
10/15/2015	JPMorgan	900,000 EUR	1,340,411 AUD	$(13,827)
10/15/2015	Morgan Stanley	665,000 AUD	634,051 CAD	$513
10/15/2015	Morgan Stanley	900,000 EUR	1,258,803 CAD	$(27,486)
10/15/2015	JPMorgan	$1,000,000	1,298,039 CAD	$(7,977)
10/15/2015	JPMorgan	900,000 EUR	123,119,928 JPY	$4,994
10/15/2015	Bank of America	2,700,000 SGD	244,822,500 JPY	$13,827
10/15/2015	HSBC	650,000 GBP	8,291,920 NOK	$(1,166)
10/15/2015	BNY Mellon	900,000 EUR	8,421,300 SEK	$(11,805)
10/15/2015	Bank of America	1,700,000 EUR	$1,904,111	$35,012
10/15/2015	Bank of America	900,000 EUR	$999,747	$10,224
10/15/2015	Bank of America	900,000 EUR	$998,640	$9,117
10/15/2015	Bank of America	1,800,000 EUR	$2,016,486	$37,440
10/19/2015	Bank of America	7,780,800 BRL	$2,400,000	$189,991
10/20/2015	Barclays	1,558,560,000 CLP	$2,400,000	$106,242
10/20/2015	JPMorgan	37,984,406 MXN	$2,400,000	$57,529
10/20/2015	JPMorgan	6,523,879 TRY	$2,400,000	$100,131
10/20/2015	JPMorgan	30,327,168 ZAR	$2,400,000	$37,326
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$888,789
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,034,195 and $1,190,933, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $2,241,259. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on value of Securities Sold Short, Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

1	Non-income-producing security.
2	Affiliated holdings.
3	7-day net yield.
4	At July 31, 2015, the cost of investments for federal tax purposes was $205,190,664. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) ) outstanding foreign currency commitments; (c) securities sold short; and (d) futures contracts was $26,262,064. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,402,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,139,982.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$177,564,304	$—	$—	$177,564,304
International	18,957,943[1]	4,685,390	—	23,643,333
Debt Securities:
Trade Finance Notes	—	—	1,436,636	1,436,636
Purchased Put Options	3,860,400	—	—	3,860,400
Purchased Call Options	868,750	—	—	868,750
Investment Companies[2]	15,536,733	8,542,572[3]	—	24,079,305
TOTAL SECURITIES	$216,788,130	$13,227,962	$1,436,636	$231,452,728
OTHER FINANCIAL INSTRUMENTS[4]	$ (34,314,983)	$888,789	$—	$(33,426,194)
1	Includes $2,489 of a security transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
2	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the NAV is not publically available.
3	Includes $8,922,243 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
4	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
REITs	—Real Estate Investment Trusts
SEK	—Swedish Krona
SGD	—Singapore Dollar
SPDR	—Standard & Poor's Depositary Receipts
TRY	—Turkish Lira
ZAR	—South African Rand
11
Federated Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Shares		Value
	COMMON STOCKS—98.5%
	Consumer Discretionary—4.4%
4,309,555	McDonald's Corp.	$430,352,162
	Consumer Staples—34.6%
9,118,841	Altria Group, Inc.	495,882,574
3,440,385	General Mills, Inc.	200,264,811
1,758,425	Kellogg Co.	116,354,982
2,152,600	Kimberly-Clark Corp.	247,484,422
6,044,440	Kraft Heinz Co./The	480,351,647
955,700	PepsiCo, Inc.	92,081,695
5,318,478	Philip Morris International, Inc.	454,889,423
4,742,105	Procter & Gamble Co.	363,719,453
5,986,227	Reynolds American, Inc.	513,558,414
3,337,050	The Coca-Cola Co.	137,086,014
6,548,567	Unilever PLC	296,895,601
	TOTAL	3,398,569,036
	Energy—13.4%
49,319,000	BP PLC	304,502,087
3,305,749	Chevron Corp.	292,492,672
5,427,170	Kinder Morgan, Inc.	187,997,169
10,304,824	Royal Dutch Shell PLC, Class B	299,329,495
4,547,080	Total S.A.	225,347,343
	TOTAL	1,309,668,766
	Financials—5.3%
2,055,000	Digital Realty Trust, Inc.	132,074,850
4,535,276	HCP, Inc.	175,243,065
1,440,500	National Retail Properties, Inc.	53,543,385
2,433,725	Ventas, Inc.	163,278,610
	TOTAL	524,139,910
	Health Care—9.9%
19,986,773	GlaxoSmithKline PLC	434,582,063
875,985	Johnson & Johnson	87,782,457
5,286,010	Merck & Co., Inc.	311,663,150
1,254,812	Sanofi	134,919,509
	TOTAL	968,947,179
	Telecommunication Services—14.3%
12,710,180	AT&T, Inc.	441,551,653
4,242,910	BCE, Inc.	174,634,588
9,348,241	Verizon Communications, Inc.	437,404,196
92,199,988	Vodafone Group PLC	348,376,087
	TOTAL	1,401,966,524
	Utilities—16.6%
2,088,015	American Electric Power Co., Inc.	118,119,009
1,732,295	Dominion Resources, Inc.	124,205,551
4,693,859	Duke Energy Corp.	348,378,215
32,912,919	National Grid PLC	438,048,548
8,036,905	PPL Corp.	255,653,948
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
7,708,068		Southern Co.	$344,781,882
		TOTAL	1,629,187,153
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,356,295,573)	9,662,830,730
		INVESTMENT COMPANY—1.1%
111,506,800	[1]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[2] (AT NET ASSET VALUE)	111,506,800
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $8,467,802,373)[3]	9,774,337,530
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	39,568,348
		TOTAL NET ASSETS—100%	$9,813,905,878
1	Affiliated holding.
2	7-day net yield.
3	At July 31, 2015, the cost of investments for federal tax purposes was $8,467,802,373. The net unrealized appreciation of investments for federal tax purposes was $1,306,535,157. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,572,575,444 and net unrealized depreciation from investments for those securities having an excess of cost over value of $266,040,287.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,006,195,409	$—	$—	$7,006,195,409
International	174,634,588	2,482,000,733	—	2,656,635,321
Investment Company	111,506,800	—	—	111,506,800
TOTAL SECURITIES	$7,292,336,797	$2,482,000,733	$—	$9,774,337,530
3
Federated Managed Risk Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—31.6%
		Consumer Discretionary—2.7%
267	[1]	Ascena Retail Group, Inc.	$3,343
348	[1]	Belmond Ltd.	4,214
251		Big Lots, Inc.	10,838
200		DSW, Inc.	6,504
100	[1]	Deckers Outdoor Corp.	7,288
165		Delphi Automotive PLC	12,883
139	[1]	Diamond Resorts International, Inc.	4,356
178	[1]	Eros International PLC	6,369
153		Kohl's Corp.	9,382
189		La-Z-Boy, Inc.	4,801
163		Lions Gate Entertainment Corp.	6,386
148		Lowe's Cos., Inc.	10,265
246		M.D.C. Holdings, Inc.	7,346
89		Macy's, Inc.	6,146
128		Mens Wearhouse, Inc.	7,619
1,497		Staples, Inc.	22,021
368	[1]	TRI Pointe Group, Inc.	5,446
105	[1]	Tempur Sealy International, Inc.	7,933
87	[1]	Tenneco, Inc.	4,334
		TOTAL	147,474
		Consumer Staples—1.6%
335		Archer-Daniels-Midland Co.	15,886
270		CVS Health Corp.	30,367
415		Koninklijke Ahold NV- ADR	8,267
167		Philip Morris International, Inc.	14,284
728	[1]	Rite Aid Corp.	6,486
54		Spectrum Brands Holdings, Inc.	5,721
242		Vector Group Ltd.	6,127
		TOTAL	87,138
		Energy—2.5%
251		BP PLC, ADR	9,279
555		ENI S.p.A, ADR	19,425
378		Marathon Petroleum Corp.	20,665
1,339	[1]	McDermott International, Inc.	5,892
224	[1]	Newfield Exploration Co.	7,345
122	[1]	PDC Energy, Inc.	5,728
857		Superior Energy Services, Inc.	14,569
169		Teekay Corp.	6,052
251		Tesoro Petroleum Corp.	24,432
64		Total SA, ADR	3,155
340		Valero Energy Corp.	22,304
		TOTAL	138,846
		Financials—11.1%
51		Allstate Corp.	3,516
188		American Equity Investment Life Holding Co.	5,554
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
122		American Financial Group, Inc., Ohio	$8,412
709		American International Group, Inc.	45,461
222		Argo Group International Holdings Ltd.	12,516
1,062		Bank of America Corp.	18,989
690		CNO Financial Group, Inc.	12,310
247	[1]	Capital Bank Financial Corp.	7,403
353		Capital One Financial Corp.	28,699
266		Discover Financial Services	14,845
112		EPR Properties	6,397
326		FelCor Lodging Trust, Inc.	3,051
319		Fifth Third Bancorp	6,721
398		First Potomac Realty Trust	4,517
284		Flushing Financial Corp.	5,896
185		Goldman Sachs Group, Inc.	37,938
467		Great Western Bancorp, Inc.	12,263
189		Hanover Insurance Group, Inc.	15,281
777		Hartford Financial Services Group, Inc.	36,946
450	[1]	Hilltop Holdings, Inc.	9,473
578		Hospitality Properties Trust	15,849
656		Investors Bancorp, Inc.	7,990
608		JPMorgan Chase & Co.	41,666
139		LaSalle Hotel Properties	4,625
1,053		Lexington Realty Trust	9,056
550		Lincoln National Corp.	30,976
393		Maiden Holdings Ltd.	6,500
1,018		Morgan Stanley	39,539
868		New Residential Investment Corp.	13,619
403		NorthStar Realty Finance Corp.	6,448
161		Opus Bank	6,303
215	[1]	PHH Corp.	5,366
146		PNC Financial Services Group	14,334
47		PartnerRe Ltd.	6,390
226	[1]	Popular, Inc.	6,920
193		Provident Financial Services, Inc.	3,787
318		Radian Group, Inc.	5,870
396		Starwood Property Trust, Inc.	8,617
299		Starwood Waypoint Residential Trust	7,320
182		Sun Communities, Inc.	12,651
330		Synovus Financial Corp.	10,402
124		T. Rowe Price Group, Inc.	9,564
553		TCF Financial Corp.	9,102
373	[1]	Talmer Bancorp, Inc., Class A	6,080
159		The Bank of New York Mellon Corp.	6,901
421		Umpqua Holdings Corp.	7,469
309		WSFS Financial Corp.	8,871
132		Wells Fargo & Co.	7,639
		TOTAL	616,042
		Health Care—4.1%
238		AbbVie, Inc.	16,662
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
183		Aetna, Inc.	$20,673
197	[1]	Alere, Inc.	9,576
129		Amgen, Inc.	22,780
58		Anthem, Inc.	8,948
192		Cardinal Health, Inc.	16,316
144		Gilead Sciences, Inc.	16,972
90	[1]	IPC Healthcare, Inc.	4,990
102	[1]	Impax Laboratories, Inc.	4,943
255		Johnson & Johnson	25,554
102	[1]	Magellan Health, Inc.	6,180
136	[1]	Medicines Co.	4,269
275		Merck & Co., Inc.	16,214
92		Pfizer, Inc.	3,318
459		Teva Pharmaceutical Industries, Ltd., ADR	31,680
58		UnitedHealth Group, Inc.	7,041
82	[1]	Wellcare Health Plans, Inc.	6,626
233	[1]	Wright Medical Group, Inc.	6,021
		TOTAL	228,763
		Industrials—3.4%
424		Alaska Air Group, Inc.	32,118
185		Barnes Group, Inc.	7,202
156		Boeing Co.	22,491
102		Curtiss Wright Corp.	6,872
230		Deluxe Corp.	14,819
388		Donnelley (R.R.) & Sons Co.	6,810
91		Dun & Bradstreet Corp.	11,354
220		General Cable Corp.	3,590
158		General Dynamics Corp.	23,559
197		Hexcel Corp.	10,222
242		KBR, Inc.	4,228
53		Lockheed Martin Corp.	10,976
280		Manitowoc, Inc.	4,948
36		Manpower Group, Inc.	3,257
89		OshKosh Truck Corp.	3,252
270		Republic Services, Inc.	11,483
280	[1]	Swift Transportation Co.	6,670
43		Unifirst Corp.	4,765
		TOTAL	188,616
		Information Technology—3.5%
67	[1]	Anixter International, Inc.	4,436
223		Apple, Inc.	27,050
613		Atmel Corp.	5,076
92		Avnet, Inc.	3,839
456		Brooks Automation, Inc.	4,811
118		CA, Inc.	3,438
326	[1]	CIENA Corp.	8,297
464		Cisco Systems, Inc.	13,187
120		Computer Sciences Corp.	7,851
179		Corning, Inc.	3,344
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
620		EMC Corp. Mass	$16,672
421		Hewlett-Packard Co.	12,849
109		Intel Corp.	3,155
19		International Business Machines Corp.	3,078
990		Jabil Circuit, Inc.	20,047
325		Lam Research Corp.	24,983
2,969	[1]	Quantum Corp.	3,147
171		Symantec Corp.	3,888
63		Texas Instruments, Inc.	3,149
153	[1]	Unisys Corporation	2,428
132	[1]	Veeco Instruments, Inc.	3,416
117	[1]	Verint Systems, Inc.	6,812
75	[1]	ViaSat, Inc.	4,650
258		Vishay Intertechnology, Inc.	2,962
38		Western Digital Corp.	3,270
		TOTAL	195,835
		Materials—0.8%
27		Ashland, Inc.	3,087
112		Avery Dennison Corp.	6,815
293	[1]	Berry Plastics Group, Inc.	9,540
74		Cabot Corp.	2,603
121		International Paper Co.	5,792
12		Sherwin-Williams Co.	3,333
611	[1]	Stillwater Mining Co.	5,817
105		WestRock Co.	6,621
114		Worthington Industries, Inc.	3,085
		TOTAL	46,693
		Telecommunication Services—0.5%
565		CenturyLink, Inc.	16,159
206		Verizon Communications	9,639
		TOTAL	25,798
		Utilities—1.4%
70		AGL Resources, Inc.	3,366
288		Aqua America, Inc.	7,327
200		Atmos Energy Corp.	11,060
58		Consolidated Edison Co.	3,688
270		Entergy Corp.	19,175
106		Exelon Corp.	3,401
221		Portland General Electric Co.	7,958
416		Public Service Enterprises Group, Inc.	17,335
266		TECO Energy, Inc.	5,884
		TOTAL	79,194
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,640,711)	1,754,399
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
$1,618		Santander Drive Auto Receivables Trust 2014-3, A2B, 0.461%, 8/15/2017	1,618
4

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—0.1%
$5,000		Capital One Multi Asset Execution Trust 2014-A4, A4, 0.516%, 6/15/2022	$5,003
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,618)	6,621
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Commercial Mortgage—0.2%
10,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047 (IDENTIFIED COST $10,799)	10,283
		CORPORATE BONDS—0.3%
		Consumer Cyclical - Automotive—0.1%
5,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,042
		Consumer Cyclical - Retailers—0.0%
2,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	2,038
		Financial Institution - Banking—0.1%
5,000		Comerica, Inc., 3.80%, 7/22/2026	4,932
		Technology—0.1%
5,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/01/2025	4,852
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,969)	16,864
		U.S. TREASURIES—4.4%
		U.S. Treasury Bonds—1.3%
14,136		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	13,104
17,037		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	18,415
34,048		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.750%, 1/15/2028	38,713
		TOTAL	70,232
		U.S. Treasury Notes—3.1%
20,572		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	20,715
3,046		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	3,046
4,076		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	4,134
41,429		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	43,911
15,325		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	15,335
28,038		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	27,286
23,698		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	23,586
36,639		U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	36,790
		TOTAL	174,803
		TOTAL U.S. TREASURIES (IDENTIFIED COST $244,604)	245,035
		EXCHANGE-TRADED FUNDS—5.6%
2,244		iShares Dow Jones U.S. Real Estate Index Fund	167,919
6,846	[1]	PowerShares DB Commodity Index Tracking Fund	107,688
175		SPDR S&P 500 ETF Trust	36,837
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $351,770)	312,444
		INVESTMENT COMPANIES—56.8%[2]
705		Emerging Markets Fixed Income Core Fund	24,739
5,994		Federated Bank Loan Core Fund	60,660
12,381		Federated Emerging Markets Equity Fund, Institutional Shares	108,584
53,110		Federated Intermediate Corporate Bond Fund, Institutional Shares	498,170
28,424		Federated International Leaders Fund, Class R6	993,133
9,285		Federated Kaufmann Large Cap Fund, Class R6	187,383
24,144		Federated Mortgage Core Portfolio	239,754
5

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued[2]
291,362	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[3]	$291,362
60,468	Federated Project and Trade Finance Core Fund	564,773
38,611	Federated Prudent Bear Fund, Institutional Shares	83,785
15,129	High Yield Bond Portfolio	95,311
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,145,744)	3,147,654
	TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $5,417,215)[4]	5,493,300
	OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	53,674
	TOTAL NET ASSETS—100%	$5,546,974
At July 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 E-Mini Index Long Futures	10	$1,049,200	September 2015	$15,043
[1]United States Long Bond Long Futures	1	$155,938	September 2015	$3,670
[1]United States Treasury Notes 5-Year Short Futures	1	$119,844	September 2015	$(643)
[1]United States Treasury Notes 10-Year Short Futures	1	$127,438	September 2015	$(1,737)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$16,333
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,313,226 and $250,437, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holdings.
3	7-day net yield.
4	At July 31, 2015, the cost of investments for federal tax purposes was $5,417,226. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $76,074. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $225,743 and net unrealized depreciation from investments for those securities having an excess of cost over value of $149,669.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
6

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Co-Advisers and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
7

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$133,667	$—	$—	$133,667
Domestic	1,620,732	—	—	1,620,732
Debt Securities:
Asset-Backed Securities	—	6,621	—	6,621
Commercial Mortgage-Backed Security	—	10,283	—	10,283
Corporate Bonds	—	16,864	—	16,864
U.S. Treasuries	—	245,035	—	245,035
Exchange-Traded Funds	312,444	—	—	312,444
Investment Companies[1]	2,162,417	985,237[2]	—	3,147,654
TOTAL SECURITIES	$4,229,260	$1,264,040	$—	$5,493,300
OTHER FINANCIAL INSTRUMENTS[3]	$16,333	$—	$—	$16,333
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio, Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $424,915 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BIG	—Bond Investors Guaranty
MTN	—Medium Term Note
SA	—Support Agreement
TIPS	—Treasury Inflation-Protected Notes
8

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015